Earnings Per Share - Additional Information (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option
Earnings Per Share [Line Items]
Anti-dilutive Securities excluded from calculation of earnings per share	0	50,000	0
Exercise price of Options		$ 23.94